Inventories (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Agricultural products	R$ 113,317	R$ 70,301
Raw materials	25,461	26,767
Inventories	138,778	97,068
Soybean [Member]
Statement Line Items [Line Items]
Agricultural products	68,975	54,581
Corn [Member]
Statement Line Items [Line Items]
Agricultural products	37,223	11,116
Bean [Member]
Statement Line Items [Line Items]
Agricultural products	3,279
Cotton [Member]
Statement Line Items [Line Items]
Agricultural products	3,500	4,349
Other harvests [Member]
Statement Line Items [Line Items]
Agricultural products	R$ 340	R$ 255